As filed with the Securities and Exchange Commission on June 27, 2018

Registration File No. 333-223112

Registration File No. 811-23328

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

___________________________

FORM N-2

☒ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 4

☐ Post-Effective Amendment No.

☒ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 4

___________________________

Flat Rock Opportunity Fund

(Exact Name of Registrant as Specified in Charter)

___________________________

Robert K. Grunewald

Chief Executive Officer

1350 6th Avenue, 18thFloor

New York, NY 10019

(212) 596-3413

(Address and Telephone Number, Including Area Code, of Principal Executive Offices)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and Address of Agent for Service)

___________________________

Copies to:

Owen J. Pinkerton, Esq.

Morris, Manning & Martin, LLP

1401 Eye Street, N.W.

Washington, DC 20005

(202) 408-5153

___________________________

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☒

It is proposed that this filing will become effective (check appropriate box): ☐ when declared effective pursuant to section 8(c).

 CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Share	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee
Common Shares of Beneficial Interest, $0.001 par value per Share	5,000,000	$20.00	$100,000,000	$12,450

____________

(1)      Estimated solely for the purpose of calculating the registration fee, in accordance with Rule 457(o) of the Securities Act.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

The purpose of this Pre-Effective Amendment No. 4 to the Registration Statement on Form N-2 is to file exhibits to the Registration Statement as set forth in Item 25(2) of Part C, and to incorporate by reference the preliminary prospectus filed with Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 filed on May 31, 2018 (SEC File No. 333-223112). Accordingly, this Pre-Effective Amendment No. 4 to the Registration Statement on Form N-2 consists only of a facing page to the Registration Statement, the aforementioned preliminary prospectus incorporated by reference herein, this explanatory note and Part C of the Registration Statement on Form N-2, including all exhibits identified as being filed herewith or incorporated by reference herein. This Pre-Effective Amendment No. 4 does not modify any other part of the Registration Statement on Form N-2 included or incorporated by reference into the aforementioned Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2. As a result, the remainder of the contents of the Registration Statement previously filed in Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 are hereby incorporated by reference herein.

PART C — OTHER INFORMATION

Item 25. Financial Statements and Exhibits

(1) Financial Statements:

Part A:	Not applicable, as the Registrant has not commenced operations.
Part B:	Financial Statements for the period ended March 15, 2018
Report of Independent Registered Public Accounting Firm Statement of Assets and Liabilities as of March 15, 2018 Notes to Financial Statement.

(2) Exhibits

(a)(1)	Certificate of Trust of the Registrant.(1)
(a)(2)	Declaration of Trust of the Registrant.(2)
(a)(3)	Amended and Restated Declaration of Trust of the Registrant.(3)
(b)	Bylaws of the Registrant.(3)
(e)	Distribution Reinvestment Plan of the Registrant.(4)
(g)(1)	Investment Advisory Agreement by and between the Registrant and Flat Rock Global, LLC.*
(h)(1)	Distribution Agreement by and between the Registrant and ALPS Distributors, Inc.(3)
(j)	Custody Agreement by and between the Registrant and U.S. Bank National Association.(3)
(k)(1)	Administration, Bookkeeping and Pricing Services Agreement by and between the Registrant and ALPS Fund Services, Inc.*
(l)	Opinion of Richards, Layton & Finger, P.A.(4)
(n)(1)	Consent of Richards, Layton & Finger, P.A (Incorporated by reference to Exhibit (l) hereto).(4)
(n)(2)	Consent of Independent Registered Public Accounting Firm.*
(p)	Form of Subscription Agreement.*
(r)(1)	Code of Business Conduct and Ethics of the Registrant.(3)
(r)(2)	Code of Business Conduct and Ethics of Flat Rock Global, LLC.(3)
____________

*	Filed herewith.
(1)	Incorporated by reference to Registrant’s Registration Statement on Form N-2 (File Nos. 333-223112 and 811-23328) filed on February 20, 2018.
(2)	Incorporated by reference to Amendment No. 1 to Registrant’s Registration Statement on Form N-2 (File Nos. 333-223112 and 811-23328) filed on April 4, 2018.
(3)	Incorporated by reference to Amendment No. 2 to Registrant’s Registration Statement on Form N-2 (File Nos. 333-223112 and 811-23328) filed on May 14, 2018.
(4)	Incorporated by reference to Amendment No. 3 to Registrant’s Registration Statement on Form N-2 (File Nos. 333-223112 and 811-23328) filed on May 31, 2018.

Item 26. Marketing Arrangements

Not applicable.

Item 27. Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

SEC registration fees	$12,450
Blue Sky	$50,000
Advertising and sales literature	$25,000
Accounting fees and expenses	$150,000
Legal fees and expenses	$250,000
Printing	$100,000
Miscellaneous fees and expenses	$50,000
TOTAL	$637,450

The amounts set forth above, except for the SEC registration fees, are, in each case, estimated and assume that the Registrant sells all of the shares being registered by this registration statement.

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Item 28. Persons Controlled by or Under Common Control with Registrant

See “Management of the Fund” in the Prospectus and “Certain Relationships and Related Party Transactions” in the Statement of Additional Information contained herein. The Registrant may be deemed to be controlled by Robert K. Grunewald, since Mr. Grunewald has provided 100% of the initial capitalization of the Registrant.

Item 29. Number of Holders of Securities

As of June 25, 2018, the Registrant had 1 record holder of its common shares of beneficial interest.

Item 30. Indemnification

Reference is made to Article VIII, Section 2 of the Registrant’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”). The Registrant hereby undertakes that it will comply the indemnification provisions of the Declaration of Trust in a manner consistent with Release 40-11330 of the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), so long as the interpretation therein of Sections 17(h) and 17(i) of the 1940 Act remains in effect. The Registrant maintains insurance on behalf of any person who is or was an independent trustee, officer, employee, or agent of the Registrant against certain liability asserted against and incurred by, or arising out of, his or her position. However, in no event will the Registrant pay that portion of the premium, if any, for insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

A description of any other business, profession, vocation, or employment of a substantial nature in which the investment adviser of the Registrant, and each member, trustee, director, executive officer, or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of member, trustee, officer, employee, partner or director, is set forth in the Registrant’s prospectus in the section entitled “Management of the Fund.” Information as to the members and officers of the Adviser is included in its Form ADV as filed with the SEC (File No. 801-110612), and is incorporated herein by reference.

Item 32. Location of Accounts and Records

ALPS Fund Services, Inc. and ALPS Distributors, Inc., the Fund’s administrator and distributor, respectively, maintain certain required accounting related and financial books and records of the Registrant at 1290 Broadway, Suite 1100, Denver, Colorado 80203. DST Systems, Inc., the Transfer Agent, maintains certain required accounting related and financial books and records of the Registrant at 430 W 7th Street, Suite 219238, Kansas City, MO 64105. U.S. Bank, the Fund’s custodian, maintains certain required accounting related and financial books and records of the Registrant at 1555 N. Riverside Drive, MK-WI-5302, Milwaukee, Wisconsin 53212. The other required books and records are maintained by the Adviser at 1350 6th Avenue, 18th Floor, New York, NY 10019.

Item 33. Management Services

Not Applicable.

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Item 34. Undertakings

1.       The Registrant undertakes to suspend the offering of shares until the prospectus is amended if: (1) subsequent to the effective date of its registration statement, the net asset value of the Registrant declines more than 10 percent from its net asset value as of the effective date of the registration statement; or (2) the net asset value of the Registrant increases to an amount greater than its net proceeds as stated in the prospectus.

2.       The Registrant undertakes to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(a) (i)       to include any prospectus required by Section 10(a)(3) of the 1933 Act;

 (ii)       to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

  (iii)       to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

(b)      for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(c)      to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

(d)      that, for the purpose of determining liability under the 1933 Act to any purchaser, if the Registrant is subject to Rule 430C: each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e)      that, for the purpose of determining liability of the Registrant under the 1933 Act to any purchases in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(i)       any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act;

(ii)      the portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(iii)     any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

3.       The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, the Registrant’s statement of additional information.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 27th day of June, 2018.

FLAT ROCK OPPORTUNITY FUND

By:	/s/ Robert K. Grunewald
Robert K. Grunewald
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert K. Grunewald	Chairman of the Board of Trustees and	June 27, 2018
Robert K. Grunewald (Principal executive officer)	Chief Executive Officer

/s/ Richard A. Petrocelli	Chief Financial Officer	June 27, 2018
Richard A. Petrocelli (Principal financial and accounting officer)

*	Independent Trustee	June 27, 2018
R. Scott Coolidge

*	Independent Trustee	June 27, 2018
Michael L. Schwarz

* By:	/s/ Robert K. Grunewald
Attorney-in-fact

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